Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 66,598	$ 61,476	$ 51,596
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	342,190	340,423	341,056
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.19	$ 0.18	$ 0.15
Net income attributable to Himax Technologies, Inc. stockholders	$ 66,598	$ 61,476	$ 51,596
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	342,190	340,423	341,056
Unvested RSUs	1,807	3,195	468
Weighted Average Number of Shares Outstanding, Diluted	343,997	343,618	341,524
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.19	$ 0.18	$ 0.15